Voya Investment Management

First Quarter Report

May 31, 2015

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2015

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	24
Advisory Contract Approval Discussion	47
Additional Information	48

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2015
Net Assets	$879,866,729
Total Assets	$1,287,303,709
Assets Invested in Senior Loans	$1,245,265,220
Senior Loans Represented	386
Average Amount Outstanding per Loan	$3,226,076
Industries Represented	37
Average Loan Amount per Industry	$33,655,817
Portfolio Turnover Rate (YTD)	11%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	27.32%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the first fiscal quarter ended May 31, 2015. Based on the average month-end net asset value ("NAV") per share of $5.95 for the first fiscal quarter, the annualized distribution rate(1) was 5.61% for the first fiscal quarter. The Trust's total return for the first fiscal quarter, based on NAV, was 1.85% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 1.48% for the same quarter. For the twelve-month ended May 31, 2015, the Trust's total return, based on NAV(3), was 4.62%, versus a total return on the Index of 2.84%. The total market value return(2) for the Trust's Common Shares during the first fiscal quarter was 0.77% and for the twelve-month ended May 31, 2015 was 0.83%.

MARKET REVIEW

The loan market's returns for the fiscal quarter were primarily a function of continuing solid demand for the loan asset class (primarily from institutional investors), moderating new issue supply and generally positive sentiment across the capital markets, which was fueled by the stabilization and partial rebound of oil prices. Robust demand at the beginning of the fiscal quarter lifted most loan prices, but with a large number of issues trading at par or marginally higher, and new loan supply still outpaced by investor demand, spread repricing activity accelerated to a 16-month high of $32 billion.

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Given the heightened risk of imminent repricing, by the end of the fiscal quarter, investors were beginning to pull back on levels at which they were willing to purchase loans trading over par, especially those with expired "soft call" protection (i.e., a modest fee paid to investors by the corporate borrower in the event only of a voluntary repricing). The percent of loans trading at par or higher was 51% at May-end, down from the 14-month high of 64% reached in April. At year-end 2014, that figure stood at just 2.7%.

The universe of Index loans expanded in May by $1.4 billion to $839 billion, as large repayments almost offset new-issue volume. This was the first expansion of Index outstandings during the fiscal quarter, comparing to average monthly increases of $1.7 billion so far in 2015 and $12.5 billion for 2014.

From a fundamentals perspective, default activity remained low. There were three defaults in the Index in the quarter. As a result, the trailing twelve-month Index default rate, as measured by principal amount, ended the fiscal quarter at 1.26%.

PORTFOLIO SPECIFICS

The Trust's NAV return exceeded that of the Index for the three months ended May 31, 2015, attributable primarily to favorable credit selection in electronics/electrical, utilities and nonferrous metals/minerals. The Trust's largest detractor was its overweight to the largest Index detractor during the period, Millennium Labs, a large healthcare issuer in a developing situation following an unexpected regulatory action that surfaced in April. The Trust's top three industry exposures at the end of the reporting period were healthcare, electronics/electrical and retailers. With the exception of healthcare, due to the holding previously mentioned, these sector exposures were all accretive to relative value returns during the reporting period. The Trust's use of leverage for investment purposes was also beneficial during the reporting period.

Portfolio positioning focused on continued investment in new primary transactions with some additional investment in the secondary market to increase our exposure to these favorable transactions. Additionally, we sold some positions for the purpose of reducing credit risk in those loans that the Trust was either slightly overexposed to or that we deem as riskier in today's environment.

The Trust continues to be well diversified with 308 individual issuers and 37 different industry sectors represented. The average issuer exposure at period-end stood at 0.32% of assets under management, while the average industry exposure closed the period at 2.70%. Both measures were relatively unchanged from the prior reporting period.

TOP TEN SENIOR LOAN ISSUERS
AS OF MAY 31, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Advantage Sales & Marketing, Inc.	1.2%	1.7%
BJs Wholesale Club	1.1%	1.6%
iHeartCommunications, Inc.	1.0%	1.5%
Delta2 Sarl Luxembourg (Formula One World Championship)	1.0%	1.5%
Neiman Marcus Group, Inc	1.0%	1.5%
Avaya Inc.	1.0%	1.5%
Freescale Semiconductor, Inc.	1.0%	1.4%
Amaya Gaming Group Inc.	1.0%	1.4%
Asurion, LLC	0.9%	1.4%
Gates Global LLC	0.9%	1.4%

TOP TEN INDUSTRIES
AS OF MAY 31, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Health Care	11.4%	16.6%
Electronics/Electrical	9.8%	14.3%
Retailers (Except Food & Drug)	8.6%	12.5%
Business Equipment & Services	8.3%	12.2%
Telecommunications	6.6%	9.7%
Lodging & Casinos	4.8%	7.0%
Automotive	4.4%	6.4%
Diversified Insurance	4.4%	6.4%
Chemicals & Plastics	4.3%	6.3%
Leisure Goods/Activities/Movies	3.9%	5.7%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

OUTLOOK AND CURRENT STRATEGY

Although volatility across capital markets is picking up as we inch toward the first move upward in short-term interest rates, we view the loan market's near-term outlook as reasonably constructive. The risk of an unexpected spike in default activity appears to be low, a view based on 1) a stable to improving U.S. economic forecast and 2) the vast majority of issuers having solid cash-flow coverage ratios and no immediate maturities. Credit watch-lists tend to be short, as illustrated by the Index's very low (0.24%) shadow default rate (i.e., issuers having missed a bond payment, entered a forbearance agreement or hired bankruptcy counsel) and but a handful of issues trading at levels that signal financial distress.

As a result, return expectations over the visible horizon will likely remain a function of market "technical factors," i.e., new loan supply versus investor appetite. Absent an unexpected and meaningful downward shift in risk-taking across the credit and capital markets, we'd expect demand for floating rate loans to remain solid, hopefully to be met by a consistent flow of new loan transactions to sufficiently absorb that demand. In that scenario, we'd envisage reasonably good total return performance from loans through the balance of the year, transitioning into what most believe will be, over time, a period of rising short- and long-term interest rates. A rising rate environment is a backdrop against which floating rate loans have historically performed quite well, on both an absolute and relative basis.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
June 18, 2015

Ratings Distribution as of May 31, 2015
Ba	24.79%
B	68.01%
Caa and below	7.02%
Not rated*	0.18%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2015
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	4.62%	8.03%	7.46%	5.00%
Based on Market Value	0.83%	6.47%	6.73%	4.49%
S&P/LSTA Leveraged Loan Index	2.84%	5.27%	5.47%	5.10%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"). Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2015	3.25%	6.06%	6.63%	5.55%	6.06%
February 28, 2015	3.25%	4.20%	4.54%	5.87%	6.34%
November 30, 2014	3.25%	5.64%	6.29%	5.84%	6.50%
August 31, 2014	3.25%	5.50%	6.03%	5.58%	6.11%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's Common Shares. If short-term market interest rates fall, the yield on the Trust's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Trust's Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Trust's exposure to risks associated with rising interest rates.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The Trust's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Trust's Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Trust's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2015 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,262,656,412)	$1,252,640,679
Cash	448,913
Foreign currencies at value (Cost $78,941)	78,385
Receivables:
Investment securities sold	25,750,685
Interest	7,639,852
Unrealized appreciation on forward foreign currency contracts	735,441
Prepaid arrangement fees on notes payable	5,589
Prepaid expenses	4,165
Total assets	1,287,303,709
LIABILITIES:
Notes payable	351,700,000
Payable for investment securities purchased	53,996,956
Accrued interest payable	119,280
Payable for investment management fees	1,109,331
Accrued trustee fees	8,578
Unrealized depreciation on forward foreign currency contracts	74,441
Other accrued expenses	428,394
Total liabilities	407,436,980
NET ASSETS	$879,866,729
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.95
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,097,464,804
Undistributed net investment income	6,579,273
Accumulated net realized loss	(214,766,448)
Net unrealized depreciation	(9,410,900)
NET ASSETS	$879,866,729

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$16,030,645
Other fees	681,917
Total investment income	16,712,562
EXPENSES:
Investment management fees(1)	2,741,663
Administration fees(1)	510,842
Transfer agent fees	20,873
Interest expense	1,011,994
Custody and accounting expense	132,925
Professional fees	40,337
Shareholder reporting expense	60,600
Trustees fees	7,912
Miscellaneous expense	56,158
Total expenses	4,583,304
Net expenses	4,583,304
Net investment income	12,129,258
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,165,330)
Forward foreign currency contracts	(87,998)
Foreign currency related transactions	(259,147)
Net realized loss	(5,512,475)
Net change in unrealized appreciation (depreciation) on:
Investments	8,647,386
Forward foreign currency contracts	580,663
Foreign currency related transactions	19,008
Unfunded commitments	(68,836)
Net change in unrealized appreciation (depreciation)	9,178,221
Net realized and unrealized gain	3,665,746
Increase in net assets resulting from operations	$15,795,004

(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a singe amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2015	Year Ended February 28, 2015
FROM OPERATIONS:
Net investment income	$12,129,258	$49,240,508
Net realized gain	(5,512,475)	5,065,361
Net change in unrealized appreciation (depreciation)	9,178,221	(24,865,563)
Increase in net assets resulting from operations	15,795,004	29,440,306
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(12,340,272)	(51,282,312)
From return of capital	—	—
Decrease in net assets from distributions to common shareholders	(12,340,272)	(51,282,312)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	—
Proceeds from shares sold	—	—
Net increase from capital share transactions	—	—
Net increase (decrease) in net assets	3,454,732	(21,842,006)
NET ASSETS:
Beginning of year or period	876,411,997	898,254,003
End of year or period (including undistributed net investment income of $6,579,273 and $6,790,287, respectively)	$879,866,729	$876,411,997

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2015 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$16,075,770
Dividends received	252
Facility fees received	1,503
Arrangement fees paid	10,082
Other income received	700,842
Interest paid	(976,093)
Other operating expenses paid	(3,492,855)
Purchases of securities	(161,613,902)
Proceeds on sale of securities	127,679,994
Net cash used by operating activities	(21,614,407)
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(12,340,272)
Net increase of notes payable	28,200,000
Net cash flows provided in financing activities	15,859,728
Net decrease	(5,754,679)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	83
Cash and foreign currency balance
Net decrease in cash and foreign currency	(5,754,596)
Cash and foreign currency at beginning of period	6,281,894
Cash and foreign currency at end of period	$527,298
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Used by Operating Activities:
Net increase in net assets resulting from operations	$15,795,004
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	(8,647,386)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(580,663)
Change in unrealized appreciation or depreciation on unfunded commitments	68,836
Change in unrealized appreciation or depreciation on foreign currency related transactions	(19,008)
Accretion of discounts on investments	(45,258)
Amortization of premiums on investments	174,177
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	5,512,475
Purchases of investment securities	(161,613,902)
Proceeds from disposition of investment securities	127,679,994
Increase in interest and other receivable	(83,542)
Decrease in prepaid arrangement fees on notes payable	10,082
Decrease in prepaid expenses	1,503
Decrease in reimbursement due from manager	1,915
Increase in accrued interest payable	35,901
Increase in payable for investment management fees	370,134
Decrease in payable for administrative fees	(230,999)
Decrease in accrued trustees fees	(8,695)
Decrease in other accrued expenses	(34,975)
Total adjustments	(37,409,411)
Net cash used by operating activities	$(21,614,407)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Prime Rate Trust
05-31-15	5.93	0.08	0.02	—	—	0.10	(0.08)	—	(0.08)	5.95	5.45	1.85		0.77		2.07	1.62	2.07	5.49	879,867	11
02-28-15	6.08	0.33	(0.13)	—	—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—	—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—	—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
Voya Prime Rate Trust
05-31-15	1.15	1.48	1.48	3.92	—	—	4	351,700	3,502	352,815	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The NAV per Common Share of the Trust is determined each business day as of the close of regular trading ("Market Close") on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Trust is open for business every day the NYSE is open. Trust shares will not be priced on days when the NYSE is closed. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Shares is made available for publication.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trust's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Trust's Investment Adviser. Prior to May 1, 2015, the Pricing Committee was established by the Trust's administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-advisers, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When the Trust uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities nor can it be assured the Trust can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended May 31, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations along with the change in unrealized appreciation or depreciation. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the period ended May 31, 2015, the Trust entered into one forward foreign currency contract to buy with a contract amount of $1,210,946. The Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $34,202,720 for the period ended May 31, 2015.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended May 31, 2015, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $150,338,024 and $135,204,966, respectively. At May 31, 2015, the Trust held senior loans valued at $1,245,265,220 representing 99.4% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Lincoln Paper & Tissue LLC (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Total Restricted Securities (fair value $0 at May 31, 2015)		$—

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AGREEMENTS

Prior to May 1, 2015, the Trust had entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensated the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Management Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares). Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

Also, prior to May 1, 2015, the Trust had entered into an administrative agreement ("Administrative Agreement") with Voya Funds Services, LLC (the "Administrator"), a Delaware limited liability company, to provide administrative services and also to furnish facilities. For its services, the Administrator was compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administration fees on the accompanying Statement of Operations.

Effective May 1, 2015, the terms of the Trust's Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Trust's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Trust and there is no change to the investment management or administrative services provided. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's Managed Assets. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through May 31, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

The Investment Adviser entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for management and/or class specific fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual through July 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 5 — EXPENSE LIMITATION AGREEMENT (continued)

As of May 31, 2015, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

May 31,
2016	2017	2018	Total
$—	$11,143	$30,277	$41,420

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — COMMITMENTS

The Trust has entered into a $440 million 364-day revolving credit agreement which matures July 20, 2015, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at May 31, 2015, was $352 million. Weighted average interest rate on outstanding borrowings during the year was 1.08%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 27.32% of total assets at May 31, 2015. Average borrowings for the period ended May 31, 2015 were $352,815,217 and the average annualized interest rate was 1.14% excluding other fees related to the unused portion of the facility, and other fees.

As of May 31, 2015, the Trust had no unfunded loan commitments.

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2015, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/27/12	25,000,000	22,368,353
6/27/12	5,000,000	5,000,000

As of May 31, 2015 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans,

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS (continued)

notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2015, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Three Months Ended May 31, 2015	Year Ended February 28, 2015
Number of Shares
Reinvestment of distributions from Common Shares	—	—
Proceeds from shares sold	—	—
Net increase in shares outstanding	—	—
Dollar Amount ($)
Reinvestment of distributions from Common Shares	$—	$—
Proceeds from shares sold	—	—
Net increase	$—	$—

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three Months Ended May 31, 2015	Year Ended February 28, 2015
Ordinary Income	Ordinary Income
$12,340,272	$51,282,312

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed Ordinary	Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$6,884,273	$(1,980,936)	$(18,785,419)	$(41,585,301)	Short-term	2017
			(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(14,998,121)	Long-term	None
			$(207,157,076)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

As of May 31, 2015, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the "IPO"). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep's ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the "November 2014 Offering"). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the "Change of Control"), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Trust. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Trust, as applicable, in connection with the IPO. In addition, in 2013, shareholders of the Trust approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain "control" (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Trust will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.'s common stock of and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2015 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to May 31, 2015, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.029	5/29/15	6/10/15	6/22/15
$0.028	6/30/15	7/10/15	7/22/15

Credit agreement renewal: On July 9, 2015, the Board approved the renewal of the $440 million revolving credit agreement for another 364 days.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 141.5%
		Aerospace & Defense: 0.7%
3,369,367		American Airlines, Inc., Term Loan, 3.750%, 06/27/19	$3,373,579	0.4
2,140,497		Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	2,148,524	0.2
889,275		Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	889,275	0.1
			6,411,378	0.7
		Air Transport: 0.2%
1,994,987		United Airlines, Inc., New Term Loan, 3.750%, 09/15/21	2,005,960	0.2
		Automotive: 6.4%
2,000,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	2,018,750	0.2
2,992,500		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	3,022,425	0.3
2,700,000	(1)	Dynacast International LLC, First Lien Term Loan, 5.250%, 01/28/22	2,727,000	0.3
7,150,987		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	7,137,579	0.8
3,783,228		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,646,087	0.4
1,477,215		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	1,388,582	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	11,940,000		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	$11,904,550	1.4
	3,781,000		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	3,811,721	0.4
EUR	1,250,000	(1)	Metaldyne Performance Group, Euro Term Loan B, 10/20/21	1,380,812	0.2
	6,183,757		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	6,205,604	0.7
	267,013		Service King, Delayed Draw Term Loan, 4.500%, 08/18/21	269,460	0.0
	2,369,737		Service King, Term Loan B, 4.500%, 08/18/21	2,391,461	0.3
	6,168,077		TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	6,187,353	0.7
	4,565,885		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	4,543,055	0.5
				56,634,439	6.4
			Beverage & Tobacco: 1.9%
EUR	3,075,000		Iglo Foods, Term Loan B1 (EUR), 4.250%, 06/30/20	3,393,983	0.4
GBP	2,675,000		Iglo Foods, Term Loan B2 (GBP), 5.232%, 06/30/20	4,106,615	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Beverage & Tobacco (continued)
EUR	8,000,000		Jacobs Douwe Egberts, Term Loan B-1 EUR, 3.500%, 07/23/21	$8,891,424	1.0
				16,392,022	1.9
			Building & Development: 1.8%
	7,141,500		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	7,181,671	0.8
	1,250,000	(1)	Leighton Services, Term Loan B, 04/30/22	1,258,594	0.2
	1,773,135		Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/16/20	1,777,568	0.2
	3,854,669		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	3,851,458	0.4
	498,741		Ply Gem Industries, Inc., Term Loan, 4.000%, 01/30/21	498,678	0.1
	900,000	(1)	PrimeSource Building Products, Term Loan B, 05/06/22	900,000	0.1
				15,467,969	1.8
			Business Equipment & Services: 12.2%
	6,368,000		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,400,407	0.7
	12,213,625		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	12,227,622	1.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	$2,932,625	0.3
2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	2,022,500	0.2
3,879,020		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,885,486	0.4
1,970,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,980,876	0.2
1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,309,100	0.2
1,500,000	(1)	Boyd Corporation, First Lien Term Loan, 04/15/22	1,509,063	0.2
2,593,500		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	2,596,742	0.3
6,457,186		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	6,469,293	0.7
2,297,248		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	2,297,248	0.3
1,631,261		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,623,105	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	4,196,025	GCA Services, Replacement Term Loan, 4.297%, 11/01/19	$4,197,993	0.5
	7,452,469	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	7,490,663	0.9
EUR	1,103,478	ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	1,225,130	0.1
	460,696	ION Trading Technologies Limited, First Lien Term Loan USD, 4.250%, 06/10/21	460,120	0.1
	1,000,000	ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	997,500	0.1
	5,374,756	iQor, First Lien Term Loan, 6.000%, 04/01/21	5,005,242	0.6
	2,500,000	iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,331,250	0.3
	2,970,000	Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	2,988,563	0.3
	2,952,688	Learning Care Group, Term Loan, 5.000%, 05/01/21	2,971,157	0.3
	3,629,032	Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,644,155	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,000,000	Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	$2,011,666	0.2
	613,021	Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	594,630	0.1
	2,587,000	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,564,364	0.3
	2,196,875	SGS International, Term Loan, 4.250%, 10/17/19	2,202,367	0.3
	3,030,000	Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	3,052,725	0.3
GBP	1,710,000	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	2,637,044	0.3
	780,000	Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	784,875	0.1
	1,591,481	Sophos, Term Loan B USD, 5.000%, 01/30/21	1,603,748	0.2
	5,013,469	SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,668,793	0.5
	2,300,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	2,081,500	0.2
	4,359,219	SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,400,087	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
582,426		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	$587,522	0.1
2,502,074		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,523,967	0.3
141,578	(1)	Wash Multi-Family Services, CAD First Lien Term Loan, 05/26/22	142,286	0.0
808,422	(1)	Wash Multi-Family Services, USD First Lien Term Loan, 05/26/22	812,464	0.1
			107,233,878	12.2
		Cable & Satellite Television: 2.6%
3,280,613		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,287,447	0.4
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 06/30/23	251,250	0.0
997,466		New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	999,960	0.1
6,366,691		RCN Cable, Term Loan B, 4.250%, 02/25/20	6,396,538	0.7
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
GBP	2,750,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	$4,223,460	0.5
	7,513,003		Wideopenwest Finance, LLC, Term Loan B, 4.500%, 04/01/19	7,524,746	0.9
				22,683,401	2.6
			Chemicals & Plastics: 6.3%
	2,528,000		Armacell, First Lien Term Loan, 5.500%, 07/02/20	2,534,320	0.3
	1,500,000		Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 5.250%, 02/02/22	1,515,000	0.2
	1,795,068		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,801,640	0.2
	2,800,000	(1)	Chemours Company (The), Term Loan B, 05/12/22	2,808,750	0.3
	2,238,750		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,247,145	0.3
	1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	998,125	0.1
	2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,982,500	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
3,885,012	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.750%, 09/03/21	$3,897,153	0.4
642,238	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.750%, 09/03/21	644,245	0.1
3,771,527	Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	3,798,241	0.4
2,000,000	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,007,222	0.2
329,341	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	331,348	0.0
770,659	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	775,355	0.1
891,000	Kronos Worldwide, Inc., Term Loan B Facility, 4.000%, 02/21/20	895,455	0.1
1,795,500	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 4.750%, 06/07/20	1,808,807	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	997,462	MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	$1,003,696	0.1
	1,590,696	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,596,661	0.2
	825,331	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	828,426	0.1
EUR	931,440	Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,028,116	0.1
	1,991,995	Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	2,011,915	0.2
	2,309,825	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,244,861	0.3
	997,449	PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	999,070	0.1
	772,136	Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 07/31/18	776,640	0.1
	3,681,500	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,686,676	0.4
	3,990,000	Styrolution Group GmbH, TL B-1 USD, 6.500%, 11/07/19	4,049,850	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
997,462	Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	$1,002,388	0.1
6,944,326	Univar Inc., Term Loan B, 5.000%, 06/30/17	6,947,583	0.8
1,282,021	Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	1,275,611	0.2
		55,496,799	6.3
	Clothing/Textiles: 0.6%
3,980,501	Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	4,011,183	0.5
898,421	Vince, LLC, Term Loan, 5.750%, 11/27/19	900,106	0.1
		4,911,289	0.6
	Conglomerates: 1.4%
2,985,000	Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,989,976	0.3
600,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	555,000	0.1
4,182,741	ServiceMaster Company, Term Loan, 4.250%, 07/01/21	4,198,798	0.5
2,042,573	Waterpik, First Lien, 5.750%, 07/08/20	2,043,849	0.2
Principal Amount†				Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,885,900			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	$2,896,722	0.3
					12,684,345	1.4
				Containers & Glass Products: 2.4%
	3,482,500			Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	3,493,745	0.4
	630,000			Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	638,663	0.1
	1,000,000			Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	1,001,458	0.1
EUR	674,335			Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	753,236	0.1
	73,348			Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	74,082	0.0
EUR	100,665			Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	112,443	0.0
	376,652			Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	380,419	0.0
	453,286	(2)		EveryWare, Inc., DIP, 10.000%, 06/15/15	451,019	0.1
	1,410,091	(2	),(3)	EveryWare, Inc., Term Loan, 12.250%, 05/21/20	578,137	0.1
	3,468,394			Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	3,485,736	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
1,400,000	(1)	Milacron LLC, Term Loan, 09/28/20	$1,408,750	0.2
2,925,833		Otter Products, Term Loan B, 5.750%, 06/03/20	2,931,927	0.3
2,700,000		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,718,141	0.3
1,674,046		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,677,185	0.2
1,224,787		WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 06/07/20	1,227,083	0.1
			20,932,024	2.4
		Cosmetics/Toiletries: 0.1%
997,466		KIK Custom Products, Inc., First Lien with Incremental, 5.500%, 04/29/19	1,002,609	0.1
		Diversified Insurance: 6.4%
2,420,887		Alliant Holdings, I, LLC, Term Loan B, 5.000%, 12/20/19	2,436,521	0.3
572,903		Alliant Holdings, I, LLC, Term Loan B1, 5.000%, 12/20/19	576,603	0.1
950,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	960,688	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
7,086,647		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	$7,151,610	0.8
4,721,637		Applied Systems Inc., First Lien Term Loan, 4.265%, 01/25/21	4,739,834	0.5
1,911,551		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,924,693	0.2
3,193,125		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	2,985,572	0.3
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,214,500	0.1
11,825,550		Hub International Limited, Term Loan B, 4.000%, 10/02/20	11,800,918	1.4
5,033,019		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,051,263	0.6
3,336,000		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,303,684	0.4
7,900,000	(1)	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,811,125	0.9
6,032,173		USI, Inc., Term Loan, 4.250%, 12/27/19	6,051,023	0.7
			56,008,034	6.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Drugs: 0.7%
3,174,000		Akorn, Inc., Term Loan, 4.500%, 04/17/21	$3,191,816	0.4
3,100,000		Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	3,123,250	0.3
			6,315,066	0.7
		Ecological Services & Equipment: 1.4%
5,223,750		4L Holdings Inc., Term Loan B, 5.504%, 05/08/20	5,178,042	0.6
5,718,484		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	5,707,762	0.7
1,250,000		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	1,261,719	0.1
			12,147,523	1.4
		Electronics/Electrical: 14.3%
2,950,000	(1)	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,962,906	0.3
2,913,136		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,910,710	0.3
2,673,000		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,666,317	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	679,875	0.1
1,811,404		Aspect Software, Inc., Term Loan, 7.250%, 05/07/16	1,811,404	0.2
867,856		Avago Technologies, Term Loan B, 3.750%, 05/06/21	870,667	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,270,038		Avast Software, Term Loan, 4.750%, 03/21/20	$2,289,428	0.3
6,827,828		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,838,801	0.8
2,250,000	(1)	Blue Coat Systems, Inc., Term Loan B, 05/23/22	2,255,625	0.3
1,994,766		BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	1,963,711	0.2
3,850,350		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,782,488	0.4
6,850,537		Dell International LLC, Term B Loans, 4.500%, 04/30/20	6,870,876	0.8
2,234,376		ECI, Term Loan B, 5.750%, 05/28/21	2,249,252	0.3
2,500,000	(1)	Epicor Software Corporation, Term Loan B, 05/26/22	2,507,423	0.3
3,593,486		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,593,486	0.4
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	961,012	0.1
957,295		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	959,688	0.1
1,882,048		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,884,401	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
8,319,385	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	$8,356,356	1.0
4,211,187	Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	4,246,279	0.4
9,126,258	Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,175,458	1.1
3,830,175	Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	3,849,923	0.4
1,859,297	Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,855,084	0.2
10,019,084	Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	10,079,198	1.1
1,821,125	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,839,336	0.2
3,002,118	Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	3,022,758	0.3
575,000	Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	565,656	0.1
3,881,562	Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	3,891,266	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
8,239,837		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	$8,038,991	0.9
2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,240,645	0.3
5,000,000	(1)	Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	5,056,640	0.6
1,006,413		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	1,005,155	0.1
3,974,987		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,925,300	0.5
4,550,000	(1)	TTM Technologies, Term Loan B, 05/07/21	4,532,938	0.5
5,781,818		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,857,705	0.7
			125,596,758	14.3
		Equity REITs and REOCs: 0.2%
2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	2,197,031	0.2
		Financial Intermediaries: 2.3%
997,500		Duff & Phelps, Add On Term Loan, 4.500%, 04/23/20	1,002,488	0.1
2,721,166		Duff & Phelps, Add-On Term Loan, 4.500%, 04/23/20	2,725,702	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries (continued)
997,500	Duff & Phelps, DD Term Loan, 4.500%, 04/23/20	$1,002,488	0.1
3,409,415	Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	3,436,407	0.4
1,249,500	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,202,904	0.1
4,252,959	Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	4,263,591	0.5
5,247,000	Trans Union LLC, Term Loan B, 4.000%, 04/09/21	5,249,188	0.6
1,431,445	Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,442,181	0.2
		20,324,949	2.3
	Food Products: 3.2%
5,368,713	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,413,450	0.6
4,000,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,050,000	0.5
2,040,904	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,046,006	0.2
495,000	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	481,388	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,496,076	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	$5,510,503	0.6
3,066,200	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,934,608	0.3
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,400,918	0.4
3,976,592	NPC International, Term Loan, 4.000%, 12/28/18	3,959,194	0.5
		27,796,067	3.2
	Food Service: 2.0%
8,528,593	Burger King Corporation, TL B, 4.500%, 12/12/21	8,604,992	1.0
4,786,575	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	4,746,689	0.5
4,050,738	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	4,007,698	0.5
		17,359,379	2.0
	Food/Drug Retailers: 2.6%
2,100,000	Albertsons LLC, Term Loan B3, 5.000%, 08/25/19	2,110,937	0.2
4,900,000	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,938,141	0.6
2,516,079	Del Taco, Term Loan, 5.417%, 10/01/18	2,522,370	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food/Drug Retailers (continued)
2,985,000	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	$2,998,680	0.3
1,025,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	1,033,969	0.1
1,885,141	Roundys Supermarkets, Inc., Term Loan B, 5.750%, 03/03/21	1,835,185	0.2
4,987,628	Supervalu, Term Loan, 4.500%, 03/21/19	5,010,072	0.6
2,193,973	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	2,202,201	0.3
		22,651,555	2.6
	Forest Products: 0.1%
735,009	Xerium Technologies, Inc., Term Loan B, 5.750%, 05/17/19	745,116	0.1
	Health Care: 16.6%
3,405,550	Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	3,394,908	0.4
1,860,938	Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,823,719	0.2
2,950,000	Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	2,946,575	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
800,000	(1)	Aspen Dental Management, Inc., Term Loan B, 04/29/22	$807,000	0.1
2,243,081		ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,257,100	0.3
3,000,000		Biomet Inc., B-2, 3.685%, 07/25/17	3,001,668	0.3
2,580,965		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,600,322	0.3
8,685,475		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	8,733,731	1.0
3,657,801	(1)	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	3,677,235	0.4
4,019,569		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	4,036,435	0.5
2,000,000	(1)	CHS/Community Health Systems, Inc., Term Loan H, 01/27/21	2,008,392	0.2
1,700,000	(1)	Concentra Inc, Term Loan B, 05/14/22	1,708,500	0.2
6,339,562		Connolly/iHealth Technologies, First Lien, 4.500%, 05/14/21	6,365,320	0.7
2,000,000		Connolly/iHealth Technologies, Second Lien, 8.000%, 05/14/22	2,015,000	0.2
997,494		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	995,312	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
3,719,458	DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	$3,733,406	0.4
4,193,693	Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,210,703	0.5
1,389,112	Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,387,664	0.2
3,558,995	Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	3,583,421	0.4
2,500,000	Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,450,000	0.3
6,108,128	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,137,906	0.7
5,824,039	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	5,862,867	0.7
5,696,471	Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	5,745,131	0.7
1,931,604	Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	1,939,249	0.2
7,436,250	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	5,168,194	0.6
2,134,877	Multiplan, Inc, Term Loan, 3.750%, 04/01/21	2,133,925	0.2
2,861,266	NVA Holdings, Inc., First Lien Term Loan, 4.986%, 08/15/21	2,870,208	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,289,674	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	$4,315,146	0.5
	1,942,245	Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,951,957	0.2
	1,994,975	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	1,973,571	0.2
	4,974,970	Par Pharmaceutical Companies, B-2, 4.000%, 09/30/19	4,981,706	0.6
	3,240,956	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	3,255,716	0.4
	2,977,500	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,981,222	0.3
	750,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	747,656	0.1
	1,169,308	Press Ganey, First Lien, 4.250%, 04/20/18	1,172,231	0.1
	2,587,713	Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,600,651	0.3
EUR	250,000	Siemens Audiology Solutions, Term Loan B Euro, 5.500%, 12/10/21	278,994	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
4,300,000		Siemens Audiology Solutions, Term Loan B USD, 5.500%, 01/17/22	$4,316,125	0.5
3,925,000	(1)	Sterigenics International LLC, Term Loan B, 05/08/22	3,944,625	0.5
4,850,937		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	4,875,192	0.6
1,100,000		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,105,500	0.1
539,000		Truven Health, Inc., Term Loan B, 4.500%, 06/06/19	540,172	0.1
5,561,623		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	5,580,743	0.6
10,000,000		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	10,040,910	1.1
			146,256,008	16.6
		Home Furnishings: 2.0%
9,342,534		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,401,513	1.1
3,349,688		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,378,997	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,320,832	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	$1,307,624	0.1
885,444	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	888,211	0.1
2,500,000	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,515,105	0.3
		17,491,450	2.0
	Industrial Equipment: 5.0%
2,309,164	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,246,385	0.3
4,318,841	Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	4,337,736	0.5
4,501,266	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,433,747	0.5
1,022,301	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,026,773	0.1
103,722	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,176	0.0
307,780	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	309,127	0.0
4,411,978	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,423,008	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
667,689	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	$671,723	0.1
6,163,681	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,028,080	0.7
2,580,241	International Equipment Solutions, LLC, Term Loan, 6.753%, 08/16/19	2,588,305	0.3
7,128,931	Rexnord Corporation/ RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	7,130,414	0.8
2,400,000	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,388,000	0.3
406,589	Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.500%, 05/09/17	406,081	0.0
4,055,555	Signode Industrial Group, US Dollar Tranche Term Loan, 3.750%, 05/01/21	4,061,894	0.5
891,000	SunSource, First Lien Term Loan, 4.753%, 02/15/21	890,443	0.1
742,039	VAT Holding, Term Loan B, 4.750%, 02/11/21	743,585	0.1
1,905,975	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,914,313	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	$322,156	0.0
			44,025,946	5.0
		Leisure Goods/Activities/Movies: 5.7%
7,443,750		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,201,828	0.8
9,865,898		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	9,883,371	1.1
3,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	3,018,126	0.4
4,261,266		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	4,295,889	0.5
6,447,790		FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	6,300,026	0.7
8,517,545		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,357,841	1.0
2,035,714	(1)	NEP/NCP Holdco, Inc., Second Lien, 9.500%, 07/22/20	2,043,348	0.2
5,843,372		NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.250%, 01/22/20	5,808,312	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Goods/Activities/ Movies (continued)
2,825,000	(1)	TWCC Holding Corporation, Extended First Lien Term Loan, 02/13/20	$2,826,766	0.3
			49,735,507	5.7
		Lodging & Casinos: 7.0%
8,945,099		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	8,952,782	1.0
3,500,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 08/01/22	3,547,250	0.4
1,129,573		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/03/19	1,136,633	0.1
2,500,000	(1)	Aristocrat Leisure Limited, Term Loan B, 10/21/21	2,522,812	0.3
1,816,471		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	1,826,814	0.2
2,564,511	(1)	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	2,560,023	0.3
7,046,324		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	7,082,816	0.8
2,587,000		Global Cash Access, Inc., Term Loan B, 5.535%, 12/18/20	2,604,786	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,502,906	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	$1,520,190	0.2
3,506,781	Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,547,109	0.4
800,000	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	756,000	0.1
2,573,869	La Quinta, First Lien Term Loan, 4.000%, 04/14/21	2,583,521	0.3
2,932,288	Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,968,942	0.3
6,895,285	Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	6,930,623	0.8
1,995,000	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	2,005,599	0.2
7,564,545	Station Casinos LLC, Term Loan, 4.250%, 03/02/20	7,601,187	0.9
3,837,445	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,839,245	0.4
		61,986,332	7.0
	Mortgage REITs: 0.6%
2,593,500	International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	2,609,709	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Mortgage REITs (continued)
3,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	$2,992,500	0.3
		5,602,209	0.6
	Nonferrous Metals/Minerals: 0.3%
3,212,028	Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	3,099,607	0.3
	Oil & Gas: 3.0%
3,922,163	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,863,330	0.4
1,994,987	CITGO, Term Loan B, 4.500%, 07/30/21	2,002,469	0.2
2,940,820	CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	2,984,321	0.4
2,416,471	Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	2,421,758	0.3
3,158,935	FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	2,657,454	0.3
6,678,300	Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	5,676,555	0.7
1,975,000	Penn Product Terminals, Term Loan, 4.750%, 04/01/22	1,994,134	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,734,350		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	$2,650,610	0.3
	1,994,949		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	2,001,808	0.2
				26,252,439	3.0
			Property & Casualty Insurance: 0.3%
	286,813	(1)	Acrisure, LLC, First Lien Delayed Draw Term Loan, 05/13/22	288,068	0.0
	2,613,187	(1)	Acrisure, LLC, First Lien Term Loan, 05/13/22	2,624,620	0.3
				2,912,688	0.3
			Publishing: 2.3%
	6,046,481		Cengage Learning Acquisition, Inc., First Lien Term Loan, 8.250%, 03/31/20	6,079,864	0.7
	2,200,000		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	2,189,000	0.2
	257,691		HIBU PLC (fka Yell Group PLC), Facility A2, 5.270%, 03/03/19	445,161	0.1
EUR	19,441		HIBU PLC (fka Yell Group PLC), Spanish facility, 03/03/19	—	0.0
	1,677,348		McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,693,773	0.2
	1,654,115		Nelson Canada, First Lien-C$ 330 mm, 6.750%, 07/03/14	1,209,571	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Publishing (continued)
3,053,500	Penton Media, Inc, First Lien, 5.000%, 09/30/19	$3,072,584	0.4
1,172,505	Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,173,971	0.1
4,281,343	Tribune Company, Term Loan B, 4.000%, 12/31/20	4,292,581	0.5
		20,156,505	2.3
	Radio & Television: 4.2%
5,122,611	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	4,862,214	0.6
13,921,330	iHeartCommunications, Inc., Term Loan E, 7.685%, 07/30/19	13,232,224	1.5
1,259,110	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,263,832	0.1
812,500	Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	821,387	0.1
3,178,348	Media General, Inc., DDTerm Loan-B, 4.250%, 07/31/20	3,199,802	0.4
1,598,333	Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,600,331	0.2
4,592,872	Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,593,694	0.5
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	7,277,667		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	$7,274,421	0.8
				36,847,905	4.2
			Retailers (Except Food & Drug): 12.5%
	2,837,184		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	2,844,867	0.3
	1,442,750		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,419,305	0.2
	5,837		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,866	0.0
EUR	3,985,000		Action Holding B.V., Term Loan B, 4.771%, 01/13/21	4,430,651	0.5
	9,683,462		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	9,730,040	1.1
	4,000,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	4,050,832	0.5
	7,400,000		Dollar Tree, Term Loan-B, 4.250%, 03/09/22	7,480,890	0.8
	6,144,379	(1)	Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	6,196,606	0.7
	2,443,972		Hudson's Bay Company, Term Loan, 4.750%, 11/04/20	2,457,502	0.3
	1,980,000		J. Crew, Term Loan B, 4.000%, 03/01/21	1,809,932	0.2
	4,797,800		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,812,793	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
2,189,000		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	$2,214,539	0.2
3,463,750		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,484,273	0.4
12,802,950		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	12,834,957	1.5
5,892,966		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	5,885,600	0.7
4,526,166		OneStopPlus, First Lien Term Loan, 4.750%, 03/15/21	4,514,851	0.5
5,828,812		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	5,847,546	0.7
3,152,250		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	3,064,775	0.3
11,000,000		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	11,051,183	1.2
625,000	(1)	rue21 inc., Term Loan B, 10/10/20	578,906	0.1
3,224,400		Savers, Term Loan B, 5.000%, 07/09/19	3,178,552	0.4
2,579,820		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,583,044	0.3
5,000,000	(1)	Staples, Inc., Term Loan-B, 04/23/21	5,012,500	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,732,500	Talbots Inc. (The), First Lien Term Loan, 5.500%, 03/20/20	$1,710,844	0.2
4,000,000	The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	3,062,144	0.3
		110,262,998	12.5
	Surface Transport: 0.9%
2,700,000	Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,706,750	0.3
1,000,000	Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	1,002,500	0.1
1,987,487	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,997,425	0.2
446,625	V.Group, Term Loan B, 5.000%, 06/30/21	451,091	0.1
2,040,000	Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	2,061,675	0.2
		8,219,441	0.9
	Telecommunications: 9.7%
435,127	Altice Group, USD Term Loan B, 5.250%, 01/28/22	439,478	0.0
1,396,485	Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	1,406,959	0.2
10,344,608	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	10,400,645	1.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	$1,796,758	0.2
5,745,881		Avaya Inc., Term B-3 Loan, 4.685%, 10/26/17	5,733,476	0.7
5,089,120		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	5,095,481	0.6
2,000,000	(1)	Avaya Inc., Term B-7 Loan, 04/30/20	1,974,844	0.2
9,100,000		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/14/22	9,093,175	1.0
3,920,375		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,943,243	0.4
568,564		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	570,696	0.1
4,142,326		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,102,456	0.5
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,640,500	0.2
2,652,403		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,667,322	0.3
8,500,000		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	8,480,875	1.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,300,000		Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	$2,302,875	0.3
3,782,625		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	3,784,989	0.4
1,200,000	(1)	Securus Technologies, Inc., Incremental Term Loan B-2, 04/30/20	1,197,500	0.1
1,984,779		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,955,999	0.2
3,052,127		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	2,918,596	0.3
5,917,781		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,941,204	0.7
2,903,231		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,910,489	0.3
7,070,361		Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	7,071,627	0.8
			85,429,187	9.7
		Utilities: 1.6%
1,293,461		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,299,929	0.2
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,036,223	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Utilities (continued)
2,450,000		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	$2,476,031	0.3
2,515,901		Pike Corporation, First Lien Term Loan, 5.500%, 12/22/21	2,539,488	0.3
2,094,750		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	2,125,518	0.2
1,989,899		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,924,398	0.2
2,543,625		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,587,820	0.3
			13,989,407	1.6
		Total Senior Loans ( Cost $1,253,495,856 )	1,245,265,220	141.5
OTHER CORPORATE DEBT: –%
		Publishing: —%
645,834	&	HIBU PLC (fka Yell Group PLC), Facility B2, 03/03/24	—	0.0
		Total Other Corporate Debt ( Cost $315,912 )	—	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.9%
154	@	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R	Ascend Media (Residual Interest)	1	0.0
3,160	@	Caribe Media Inc.	—	0.0
178,416	@	Cengage Learning	4,906,440	0.6
4,001	@	Cumulus Media Inc. (Class A Common Shares)	9,443	0.0
246,734	@	Eagle Topco 2013 LTD	—	0.0
16,706	@	Everyware Global Inc. Warrants	—	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	16,366	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan- Residual Interest)	1	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	1	0.0
92,471	@	Glodyne Techoserve, Ltd.	—	0.0
498,762	@	GTS Corp.	1	0.0
291	@,R	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	6	0.0
203,600	@	Longview Power, LLC	2,443,200	0.3
106,702	@	Northeast Biofuels (Residual Interest)	—	0.0
19,404	@	U.S. Shipping Partners, L.P.	—	0.0
275,292	@	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets ( Cost $8,844,644 )	7,375,459	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Shares	Borrower/ Tranche Description	Value	Percentage of Net Assets
	Total Investments ( Cost $1,262,656,412 )	$1,252,640,679	142.4
	Liabilities in Excess of Other Assets	(372,773,950)	(42.4)
	Net Assets	$879,866,729	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

&  Payment-in-kind

R  Restricted Security

(1)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,262,777,983.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,429,311
Gross Unrealized Depreciation	(17,566,615)
Net Unrealized Depreciation	$(10,137,304)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$4,915,883	$2,443,200	$16,376	$7,375,459
Other Corporate Debt	—	—	—	—
Senior Loans	—	1,245,265,220	—	1,245,265,220
Total Investments, at fair value	$4,915,883	$1,247,708,420	$16,376	$1,252,640,679
Other Financial Instruments+
Forward Foreign Currency Contracts	—	735,441	—	735,441
Total Assets	$4,915,883	$1,248,443,861	$16,376	$1,253,376,120
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(74,441)	$—	$(74,441)
Total Liabilities	$—	$(74,441)	$—	$(74,441)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2015, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	1,060,000	Buy	06/25/15	$1,210,146	$1,164,544	$(45,602)
							$(45,602)
State Street Bank	EU Euro	19,945,000	Sell	06/25/15	$22,647,548	$21,912,107	$735,441
State Street Bank	British Pound	7,157,900	Sell	06/25/15	10,909,406	10,938,245	(28,839)
							$706,602

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$735,441
Total Asset Derivatives		$735,441
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$74,441
Total Liability Derivatives		$74,441

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2015 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Trust's Statement of Operations for the period ended May 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$(87,998)
Total	$(87,998)
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$580,663
Total	$580,663

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

State Street Bank
Assets:
Forward foreign currrency contracts	$735,441
Total Assets	$735,441
Liabilities:
Forward foreign currency contracts	$74,441
Total Liabilities	$74,441
Net OTC derivative instruments by counterparty, at fair value	$661,000
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$661,000

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT

At a meeting held on March 12, 2015, the Board of Trustees (the "Board") of Voya Prime Rate Trust (the "Fund"), including a majority of Board members who have no direct or indirect in the advisory agreement (the "Independent Trustees"), approved amending and restating the Fund's Investment Management Agreement with Voya Investments, LLC (the "Adviser") so that, effective May 1, 2015, the terms of the Fund's Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund's Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Fund's advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided on September 12, 2014, when it renewed the Agreement. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreement and that the fee rate set forth in the Agreement was fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreement; (2) the extent to which economies of scale are reflected in the fee rate schedule under the Agreement; (3) the existence of any "fall-out" benefits to the Adviser and its affiliates; (4) a comparison of the fee rate, expense ratio, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Fund. A further description of the process followed by the Board in approving the Agreement on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Fund's annual report to shareholders for the period ended February 28, 2015.

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreement. In analyzing whether to approve the Amended and Restated Investment Management Agreement, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of this Agreement and Management's rationale for proposing the amendments that combine the terms of the Fund's investment management and administrative services arrangements under a single agreement; (2) Management's representations that, under the Amended and Restated Investment Management Agreement, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Fund; (3) Management's confirmation that the implementation of the Amended and Restated Investment Management Agreement would result in no change in the scope of services that the Adviser provides to the Fund and that the personnel who have provided administrative and advisory services to the Fund previously would continue to do so after the Amended and Restated Investment Management Agreement become effective; and (4) representations from Management that the combination of the Agreements better aligns the Fund's contracts with the manner in which Voya provides such services to the Fund. In approving the amendment to the Fund's Investment Management Agreement, different Board members may have given different weight to different individual factors and related conclusions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Shareholder Reinvestment Program ("Program"). Shareholders are advised to review a fuller explanation of the Program contained in the Trust's SAI.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the Transfer Agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed Participation Form to the Transfer Agent, the Program administrator. The Transfer Agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting Voya's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting Voya's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2015 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 30, 2015	February 6, 2015	February 24, 2015
February 27, 2015	March 6, 2015	March 23, 2015
March 31, 2015	April 8, 2015	April 22, 2015
April 30, 2015	May 7, 2015	May 22, 2015
May 29, 2015	June 8, 2015	June 22, 2015
June 30, 2015	July 8, 2015	July 22, 2015
July 31, 2015	August 6, 2015	August 24, 2015
August 31, 2015	September 8, 2015	September 22, 2015
September 30, 2015	October 8, 2015	October 22, 2015
October 30, 2015	November 6, 2015	November 23, 2015
November 30, 2015	December 8, 2015	December 22, 2015
December 21, 2015	December 29, 2015	January 13, 2016

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of Common Stock as of May 31, 2015 was 2,881 which does not include approximately 43,448 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on August 1, 2014 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust Account
c/o Voya Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

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